Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2019
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Investments in Associates and Joint Ventures
14.	Investments in Associates and Joint Ventures
Details of associates as at December 31, 2018 and 2019, are as follows:

	Percentage of ownership (%)		Location	Date of financial statements
	2018	2019
Korea Information & Technology Fund	33.3%	33.3%	Korea	December 31, 2018, December 31, 2019
KT-SB Venture Investment Fund 1	50.0%	—	Korea	December 31, 2018
KT-IBKC Future Investment Fund 1 2	50.0%	50.0%	Korea	December 31, 2018, December 31, 2019
KT-CKP New Media Investment Fund	49.7%	49.7%	Korea	December 31, 2018, December 31, 2019
K Bank Inc. 3	10.0%	10.0%	Korea	December 31, 2018, December 31, 2019

1
At the beginning of the reporting period, although the Group owns 50% ownership in this entity, this entity was included in investments in joint ventures as the Group cannot unilaterally make decisions in determining the operating and financial policies and was disposed current period.

2
At the end of the reporting period, although the Group
(KT-IBKC
Future Investment Fund 1) owns 50% ownership, the equity method of accounting has been applied as the Group, which is a limited partner of the investment fund, because the Group cannot participate in determining the operating and financial policies.

3
At the end of the reporting period, although the Group owns less than 20% ownership in ordinary share, this entity is included in investments in associates as the Group has a significant influence in determining the operating and financial policies. Furthermore, 12.1% of non-voting
convertible stock are excluded from the ownership percentage.

Changes in investments in associates and joint ventures for the years ended December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	Beginning		Acquisition (Disposal)		Share of net profit from associates and joint ventures 1		Others		Ending
Korea Information & Technology Fund	￦	139,534	￦	—	￦	15,037	￦	(6,316)	￦	148,255
KT-SB Venture Investment Fund		2,942		—		1,528		—		4,470
KT-IBKC Future Investment Fund 1		10,825		(1,050)		1,028		(842)		9,961
KT-CKP New Media Investment Fund		2,294		(1,229)		(784)		—		281
K Bank Inc.		42,108		26,725		(19,504)		3,326		52,655
Others 2		81,728		2,466		8,607		(36,016)		56,785

	￦	279,431	￦	26,912	￦	5,912	￦	(39,848)	￦	272,407

(In millions of Korean won)	Beginning		Acquisition (Disposal)		Share of net profit from associates and joint ventures 1		Others		Ending
Korea Information & Technology Fund	￦	148,255	￦	—	￦	17,956	￦	(2,236)	￦	163,975
KT-SB Venture Investment Fund		4,470		(4,470)		—		—		—
KT-IBKC Future Investment Fund 1		9,961		3,750		389		—		14,100
KT-CKP New Media Investment Fund		281		(174)		27		—		134
K Bank Inc.		52,655		21,782		(28,865)		(414)		45,158
Others 2		56,785		(7,867)		7,241		(11,866)		44,293

	￦	272,407	￦	13,021	￦	(3,252)	￦	(14,516)	￦	267,660

1
KT investment Co., Ltd., a subsidiary of the Group, recognized its share in net profit from associates and joint ventures as operating revenue and expense. These include its share in net loss from associates and joint ventures of
￦
52 million (2018:
￦
445 million) recognized as operating expense during the period.

2	The Group classified its entire interest in ISU-kth Content Investment Co., Ltd. as assets held for sale (Note 10).
Summarized financial information of associates and joint ventures as at and for the years ended December 31, 2018 and 2019, is as follows:

(In millions of Korean won)	December 31, 2018
	Current assets		Non-current assets		Current liabilities		Non-current liabilities
Korea Information & Technology Fund	￦	118,024	￦	326,740	￦	—	￦	—
KT-SB Venture Investment		4,322		4,624		6		—
KT-IBKC Future Investment Fund 1		19,922		—		—		—
KT-CKP New Media Investment Fund		25		540		—		—
K Bank Inc.		2,094,152		90,505		1,901,389		3,185

(In millions of Korean won)	2018
	Operating revenue		Profit (loss) for the year		Other comprehensive income(loss)		Total comprehensive income(loss)		Dividends received from associates
Korea Information & Technology Fund	￦	59,524	￦	45,110	￦	(13,422)	￦	31,688	￦	1,842
KT-SB Venture Investment		—		3,056		—		3,056		—
KT-IBKC Future Investment Fund 1		2,665		2,057		—		2,057		—
KT-CKP New Media Investment Fund		371		(629)		—		(629)		—
K Bank Inc.		66,787		(79,671)		1,432		(78,440)		—

(In millions of Korean won)	December 31, 2019
	Current assets		Non-current assets		Current liabilities		Non-current liabilities
Korea Information & Technology Fund	￦	113,233	￦	378,691	￦	—	￦	—
KT-IBKC Future Investment Fund 1		28,200		—		—		—
KT-CKP New Media Investment Fund		3		267		—		—
K Bank Inc.		2,480,065		78,566		2,350,375		3,784

(In millions of Korean won)	2019
	Operating revenue		Profit (loss) for the year		Other comprehensive income(loss)		Total comprehensive income(loss)		Dividends received from associates
Korea Information & Technology Fund	￦	70,565	￦	53,867	￦	6,132	￦	59,999	￦	4,280
KT-IBKC Future Investment Fund 1		1,694		779		—		779		—
KT-CKP New Media Investment Fund		56		55		—		55		—
K Bank Inc.		92,712		(100,773)		(23)		(100,796)		—

Details of a reconciliation of the summarized financial information to the carrying amount of interests in the associates and joint ventures as at and for the years end December 31, 2018 and 2019, are as follows:

	December 31, 2018
(In millions of Korean won)	Net assets (a)		Percentage of ownership (b)	Share in net assets (c)=(a)x(b)		Intercompany transaction and others (d)		Book amount (c)+(d)
Korea Information & Technology Fund	￦	444,764	33.3 0%	￦	148,255	￦	—	￦	148,255
KT-SB Venture Investment		8,940	50.00%		4,470		—		4,470
KT-IBKC Future Investment Fund 1		19,922	50.00%		9,961		—		9,961
KT-CKP New Media Investment Fund		565	49.70%		280		—		280
K Bank Inc. 1		280,083	10.00%		52,655		—		52,655

1	8.8% of non-voting convertible stock are excluded from percentage of ownership for K Bank Inc.

(In millions of Korean won)	December 31, 2019
	Net assets (a)		Percentage of ownership (b)	Share in net assets (c)=(a)x(b)		Intercompany transaction and others (d)		Book amount (c)+(d)
Korea Information & Technology Fund	￦	491,924	33.30%	￦	163,975	￦	—	￦	163,975
KT-IBKC Future Investment Fund 1		28,200	50.00%		14,100		—		14,100
KT-CKP New Media Investment Fund		270	49.70%		134		—		134
K Bank Inc. 1		204,472	10.00%		45,158		—		45,158

1	12.1% of non-voting convertible stock are excluded from percentage of ownership for K Bank Inc.
Due to discontinuance of equity method of accounting, the Group has not recognized loss from associates and joint ventures of
￦
6,124 million for the year ended December 31, 2019 (for the year ended December 31, 2018:
￦
1,908 million). The accumulated comprehensive loss of associates and joint ventures as at December 31, 2019, which was not recognized by the Group is
￦
12,599 million (as at December 31, 2018:
￦
6,475million).